Fee and Commission Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income [abstract]
Linked to deposits	$ 11,477,646	$ 11,253,785	$ 7,794,302
Linked to credit cards	3,791,572	5,613,274	6,177,446
Commission Income from Insurance Agent Fee	1,134,979	1,335,199	1,654,212
Commission Income from Foreign Currency Transactions	1,082,784	896,889	726,044
Commission Income Linked to Securities	122,348	240,046	216,771
Commission Income from Guarantees Granted	2,003	4,767	2,523
Total Fee and Commission Income	$ 17,611,332	$ 19,343,960	$ 16,571,298